Indefinite-Lived Intangible Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Indefinite-lived intangible assets, gross	$ 2,090	¥ 14,513	¥ 13,566
Domain names
Indefinite-lived intangible assets, gross	1,348	9,360	9,360
Trademarks
Indefinite-lived intangible assets, gross	$ 742	¥ 5,153	¥ 4,206